Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2025	2024

Artwork trading platform	$152,571	$152,877
Software	64,722	1,642,113
Copyright	69,064	67,531
Less: accumulated amortization	(280,149)	(315,956)
Total	$6,208	$1,546,565

Schedule of Future Amortization	The future amortization is as follows:
Twelve Months Ending December 31,	Estimated Amortization Expense
2026	4,966
2027	1,242
Total	$6,208